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                          State Farm Growth Fund, Inc.
                              One State Farm Plaza
                           Bloomington, Illinois 61710

                                  April 6, 2000



BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Ladies and Gentlemen:


                          STATE FARM GROWTH FUND, INC.
                        1933 ACT REGISTRATION NO. 2-27058
                       1940 ACT REGISTRATION NO. 811-1519

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, State Farm Growth Fund, Inc. (the "Fund") certifies that:

     a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Fund's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Fund's registration statement was filed with the Commission via EDGAR on March 24, 2000.

                                                Very truly yours,

                                                STATE FARM GROWTH FUND, INC.

                                                /s/ David Moore

                                                David Moore
                                                Assistant Secretary